Risk Report - Asset Quality - Financial Assets at amortized cost by Rating Class (Detail) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Total [Domain Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	€ 760,807	€ 761,400
Allowance for Credit Losses	5,799	5,285
Total [Domain Member] | Stage 1 [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	681,147	692,091
Allowance for Credit Losses	438	447
Total [Domain Member] | Stage 2 [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	63,836	55,704
Allowance for Credit Losses	736	680
Total [Domain Member] | Stage 3 [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	15,214	12,799
Allowance for Credit Losses	4,412	3,960
Total [Domain Member] | Stage 3 POCI [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	609	806
Allowance for Credit Losses	213	198
iAAA-iAA [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	233,324	245,268
Allowance for Credit Losses	2	3
iAAA-iAA [Member] | Stage 1 [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	226,138	244,750
Allowance for Credit Losses	2	2
iAAA-iAA [Member] | Stage 2 [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	7,186	518
Allowance for Credit Losses	0	0
iAAA-iAA [Member] | Stage 3 [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	0	0
Allowance for Credit Losses	0	0
iAAA-iAA [Member] | Stage 3 POCI [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	0	0
Allowance for Credit Losses	0	0
iA [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	112,351	103,907
Allowance for Credit Losses	11	9
iA [Member] | Stage 1 [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	110,279	101,538
Allowance for Credit Losses	10	8
iA [Member] | Stage 2 [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	2,061	2,359
Allowance for Credit Losses	1	1
iA [Member] | Stage 3 [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	0	0
Allowance for Credit Losses	0	0
iA [Member] | Stage 3 POCI [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	10	9
Allowance for Credit Losses	0	0
iBBB [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	186,847	194,614
Allowance for Credit Losses	66	82
iBBB [Member] | Stage 1 [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	179,697	186,168
Allowance for Credit Losses	54	66
iBBB [Member] | Stage 2 [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	7,150	8,446
Allowance for Credit Losses	12	16
iBBB [Member] | Stage 3 [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	0	0
Allowance for Credit Losses	0	0
iBBB [Member] | Stage 3 POCI [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	0	0
Allowance for Credit Losses	0	0
iBB [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	160,901	146,646
Allowance for Credit Losses	358	251
iBB [Member] | Stage 1 [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	140,755	128,493
Allowance for Credit Losses	246	173
iBB [Member] | Stage 2 [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	20,146	18,153
Allowance for Credit Losses	111	78
iBB [Member] | Stage 3 [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	0	0
Allowance for Credit Losses	0	0
iBB [Member] | Stage 3 POCI [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	0	0
Allowance for Credit Losses	0	0
iB [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	44,782	48,571
Allowance for Credit Losses	466	459
iB [Member] | Stage 1 [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	23,090	28,531
Allowance for Credit Losses	115	165
iB [Member] | Stage 2 [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	21,692	20,040
Allowance for Credit Losses	351	294
iB [Member] | Stage 3 [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	0	0
Allowance for Credit Losses	0	0
iB [Member] | Stage 3 POCI [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	0	0
Allowance for Credit Losses	0	0
iCCC and below [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	22,603	22,395
Allowance for Credit Losses	4,896	4,481
iCCC and below [Member] | Stage 1 [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	1,188	2,611
Allowance for Credit Losses	11	32
iCCC and below [Member] | Stage 2 [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	5,601	6,188
Allowance for Credit Losses	260	290
iCCC and below [Member] | Stage 3 [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	15,214	12,799
Allowance for Credit Losses	4,412	3,960
iCCC and below [Member] | Stage 3 POCI [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	599	797
Allowance for Credit Losses	€ 213	€ 198